Condensed Group Cash Flow Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 27, 2026	Jun. 28, 2025
Cash flows from operating activities
Profit before taxation		$ 380	$ 362
Net interest expense		55	54
Depreciation, amortisation and impairment		300	273
Loss on disposal of property, plant and equipment and software		12	11
Share-based payments expense (equity-settled)		34	21
Share of results of associates		(5)	1
Pension costs less cash paid		2	2
Increase in inventories		(6)
Increase in trade and other receivables		(98)	(49)
Decrease in trade and other payables and provisions		(69)	(107)
Cash generated from operations		605	568
Interest received		8	14
Interest paid		(63)	(75)
Income taxes paid		(100)	(111)
Net cash inflow from operating activities		450	396
Cash flows from investing activities
Acquisitions, net of cash acquired		(221)	(8)
Capital expenditure		(190)	(139)
Proceeds from disposal of property, plant and equipment			12
Net cash used in investing activities		(411)	(135)
Cash flows from financing activities
Purchase of own shares		(116)
Proceeds from own shares		3	1
Payment of capital element of lease liabilities		(29)	(25)
Proceeds from borrowings due within one year		23	27
Settlement of borrowings due within one year		(87)	(13)
Proceeds from borrowings due after one year		578
Settlement of currency swaps		(10)	(5)
Equity dividends paid		(205)	(202)
Net cash inflow/(used) in financing activities		157	(217)
Net increase in cash and cash equivalents		196	44
Cash and cash equivalents at beginning of the period		553	617
Exchange adjustments		1	12
Cash and cash equivalents at end of the period	[1]	$ 750	$ 673

[1]	Cash and cash equivalents at the end of the period is net of overdrafts of $4m (28 June 2025: $3m).